Performance Management	Feb. 24, 2026
Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Balanced Blended Index is a custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000® Index, 10% MSCI EAFE Index (Net), 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2022, the index had a different composition. See “Additional Information About the Fund’s Blended Index” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 14.71% Q2 2020 Worst Quarter: (11.79%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	12.77%	6.89%	8.39%
After taxes on distributions	11.09%	5.00%	6.65%
After taxes on distributions and sale of shares	8.27%	4.84%	6.18%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Blended Index(1)	14.45%	7.69%	9.27%

(1)
The Balanced Blended Index is a custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000® Index, 10% MSCI EAFE Index (Net), 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2022, the index had a different composition. See “Additional Information About the Fund’s Blended Index” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.
On February 26, 2019, the Investor Shares and Select Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund, prior to February 26, 2019, is that of the fund’s former Select Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 26.69% Q2 2020 Worst Quarter: (25.85%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	26.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	29.62%	3.06%	6.95%
After taxes on distributions	27.80%	1.62%	5.70%
After taxes on distributions and sale of shares	18.86%	2.18%	5.44%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index (Net)(1)	31.22%	8.92%	8.18%

(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of a broad-based index and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of a broad-based index and a composite index based on the fund’s target allocation.
Performance Additional Market Index [Text]	The All Equity Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 23.94% S&P 500® Index, 12.4% Russell 1000® Growth Index, 13.5% RAFI Fundamental High Liquidity US Large Index, 5.39% Russell 2000® Index, 3.42% RAFI Fundamental High Liquidity US Small Index, 16.07% MSCI EAFE Index (Net), 7.08% RAFI Fundamental High Liquidity Developed ex US Large Index, 5.0% RAFI Fundamental High Liquidity Developed ex US Small Index, 2.7% FTSE Emerging Index (Net), 5.0% RAFI Fundamental High Liquidity Emerging Markets Index, 5.0% Dow Jones Equity All REIT Capped Index , and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 19.08% Q2 2020 Worst Quarter: (24.96%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	20.82%	11.38%	11.40%
After taxes on distributions	18.84%	10.07%	10.08%
After taxes on distributions and sale of shares	13.70%	8.89%	9.12%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	17.88%	14.42%	14.82%
All Equity Composite Index(1)	21.33%	11.92%	11.93%
(1)
The All Equity Composite Index is a custom blended index developed by Schwab
Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 23.94% S&P 500® Index, 12.4% Russell 1000® Growth Index, 13.5% RAFI Fundamental High Liquidity US Large Index, 5.39% Russell 2000® Index, 3.42% RAFI Fundamental High Liquidity US Small Index, 16.07% MSCI EAFE Index (Net), 7.08% RAFI Fundamental High Liquidity Developed ex US Large Index, 5.0% RAFI Fundamental High Liquidity Developed ex US Small Index, 2.7% FTSE Emerging Index (Net), 5.0% RAFI Fundamental High Liquidity Emerging Markets Index, 5.0% Dow Jones Equity All REIT Capped Index , and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 20.8% S&P 500® Index, 10.5% Russell 1000® Growth Index, 12.0% RAFI Fundamental High Liquidity US Large Index, 4.3% Russell 2000® Index, 2.61% RAFI Fundamental High Liquidity US Small Index, 12.13% MSCI EAFE Index (Net), 5.2% RAFI Fundamental High Liquidity Developed ex US Large Index, 3.33% RAFI Fundamental High Liquidity Developed ex US Small Index, 1.8% FTSE Emerging Index (Net), 3.33% RAFI Fundamental High Liquidity Emerging Markets Index, 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 15.83% Q2 2020 Worst Quarter: (19.95%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	17.49%	9.26%	9.75%
After taxes on distributions	14.90%	7.52%	8.14%
After taxes on distributions and sale of shares	11.96%	7.05%	7.60%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Growth Composite Index(1)	18.02%	9.81%	10.27%
(1)
The Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 20.8% S&P 500® Index, 10.5% Russell 1000® Growth Index, 12.0% RAFI Fundamental High Liquidity US Large Index, 4.3% Russell 2000® Index, 2.61% RAFI Fundamental High Liquidity US Small Index, 12.13% MSCI EAFE Index (Net), 5.2% RAFI Fundamental High Liquidity Developed ex US Large Index, 3.33% RAFI Fundamental High Liquidity Developed ex US Small Index, 1.8% FTSE Emerging Index (Net), 3.33% RAFI Fundamental High Liquidity Emerging Markets Index, 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 15.55% S&P 500® Index, 8.45% Russell 1000® Growth Index, 9.0% RAFI Fundamental High Liquidity US Large Index, 4.2% Russell 2000® Index, 1.8% RAFI Fundamental High Liquidity US Small Index, 9.1% MSCI EAFE Index (Net), 3.9% RAFI Fundamental High Liquidity Developed ex US Large Index, 2.5% RAFI Fundamental High Liquidity Developed ex US Small Index, 2.5% RAFI Fundamental High Liquidity Emerging Markets Index, 3.0% Dow Jones All REIT Capped Index, 30.45% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Government/Credit 1-5 Year Index, 1.55% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 12.36% Q2 2020 Worst Quarter: (14.35%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	14.73%	6.82%	7.78%
After taxes on distributions	12.51%	5.14%	6.21%
After taxes on distributions and sale of shares	9.84%	5.01%	5.88%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Composite Index(1)	15.29%	7.36%	8.31%
(1)
The Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 15.55% S&P 500® Index, 8.45% Russell 1000® Growth Index, 9.0% RAFI Fundamental High Liquidity US Large Index, 4.2% Russell 2000® Index, 1.8% RAFI Fundamental High Liquidity US Small Index, 9.1% MSCI EAFE Index (Net), 3.9% RAFI Fundamental High Liquidity Developed ex US Large Index, 2.5% RAFI Fundamental High Liquidity Developed ex US Small Index, 2.5% RAFI Fundamental High Liquidity Emerging Markets Index, 3.0% Dow Jones All REIT Capped Index, 30.45% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Government/Credit 1-5 Year Index, 1.55% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Conservative Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025, the index is composed of: 10.9% S&P 500® Index, 5.1% Russell 1000® Growth Index, 6.0% RAFI Fundamental High Liquidity US Large Index, 6.07% MSCI EAFE Index (Net), 2.8% Russell 2000® Index, 1.2% RAFI Fundamental High Liquidity US Small Index, 2.6% RAFI Fundamental High Liquidity Developed ex US Large Index, 1.67% RAFI Fundamental High Liquidity Developed ex US Small Index, 1.66% RAFI Fundamental High Liquidity Emerging Markets Index, 2.0% Dow Jones Equity All REIT Capped Index, 48.0% Bloomberg US Aggregate Bond Index, 6.3% Bloomberg US Government/Credit 1-5 Year Index, 1.7% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.06% Q2 2020 Worst Quarter: (8.84%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	11.95%	4.28%	5.68%
After taxes on distributions	9.84%	2.49%	4.22%
After taxes on distributions and sale of shares	7.85%	2.91%	4.11%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Composite Index(1)	12.55%	4.83%	6.25%
(1)
The Conservative Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025, the index is composed of: 10.9% S&P 500® Index, 5.1% Russell 1000® Growth Index, 6.0% RAFI Fundamental High Liquidity US Large Index, 6.07% MSCI EAFE Index (Net), 2.8% Russell 2000® Index, 1.2% RAFI Fundamental High Liquidity US Small Index, 2.6% RAFI Fundamental High Liquidity Developed ex US Large Index, 1.67% RAFI Fundamental High Liquidity Developed ex US Small Index, 1.66% RAFI Fundamental High Liquidity Emerging Markets Index, 2.0% Dow Jones Equity All REIT Capped Index, 48.0% Bloomberg US Aggregate Bond Index, 6.3% Bloomberg US Government/Credit 1-5 Year Index, 1.7% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2010 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 21.9% S&P 500® Index, 1.2% Russell Midcap® Index, 1.7% Russell 2000® Index, 7.3% MSCI EAFE Index (Net), 45.1% Bloomberg US Aggregate Bond Index, 2.4% FTSE EPRA/NAREIT Global Index (Net), 6.9% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.0% Bloomberg Global Aggregate ex-US Hedged Index, 8.3% Bloomberg US Government/Credit 1-5 Year Index, and 3.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.36% Q2 2020 Worst Quarter: (8.62%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.62%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	11.26%	4.15%	5.63%
After taxes on distributions	8.91%	2.45%	4.18%
After taxes on distributions and sale of shares	7.50%	2.73%	3.99%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2010 Composite Index(1)	11.23%	4.42%	5.85%

(1)
The Target 2010 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 21.9% S&P 500® Index, 1.2% Russell Midcap® Index, 1.7% Russell 2000® Index, 7.3% MSCI EAFE Index (Net), 45.1% Bloomberg US Aggregate Bond Index, 2.4% FTSE EPRA/NAREIT Global Index (Net), 6.9% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.0% Bloomberg Global Aggregate ex-US Hedged Index, 8.3% Bloomberg US Government/Credit 1-5 Year Index, and 3.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2015 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 24.4% S&P 500® Index, 1.3% Russell Midcap® Index, 1.9% Russell 2000® Index, 8.6% MSCI EAFE Index (Net), 42.2% Bloomberg US Aggregate Bond Index, 2.7 FTSE EPRA/NAREIT Global Index (Net), 6.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 7.6% Bloomberg US Government/Credit 1-5 Year Index, and 2.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.91% Q2 2020 Worst Quarter: (9.18%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.18%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	11.80%	4.49%	5.90%
After taxes on distributions	9.15%	2.44%	4.08%
After taxes on distributions and sale of shares	8.05%	2.96%	4.14%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2015 Composite Index(1)	11.83%	4.83%	6.15%

(1)
The Target 2015 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 24.4% S&P 500® Index, 1.3% Russell Midcap® Index, 1.9% Russell 2000® Index, 8.6% MSCI EAFE Index (Net), 42.2% Bloomberg US Aggregate Bond Index, 2.7 FTSE EPRA/NAREIT Global Index (Net), 6.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 7.6% Bloomberg US Government/Credit 1-5 Year Index, and 2.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2020 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 25.9% S&P 500® Index, 1.4% Russell Midcap® Index, 2.1% Russell 2000® Index, 9.6% MSCI EAFE Index (Net), 40.2% Bloomberg US Aggregate Bond Index, 2.9% FTSE EPRA/NAREIT Global Index (Net), 6.2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.2% Bloomberg US Government/Credit 1-5 Year Index, and 2.3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 10.27% Q2 2020 Worst Quarter: (9.40%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.40%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	12.24%	4.74%	6.31%
After taxes on distributions	9.27%	2.53%	4.40%
After taxes on distributions and sale of shares	8.58%	3.16%	4.49%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2020 Composite Index(1)	12.25%	5.09%	6.60%

(1)
The Target 2020 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 25.9% S&P 500® Index, 1.4% Russell Midcap® Index, 2.1% Russell 2000® Index, 9.6% MSCI EAFE Index (Net), 40.2% Bloomberg US Aggregate Bond Index, 2.9% FTSE EPRA/NAREIT Global Index (Net), 6.2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.2% Bloomberg US Government/Credit 1-5 Year Index, and 2.3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2025 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 26.9% S&P 500® Index, 1.5% Russell Midcap® Index, 2.1% Russell 2000® Index, 10.4% MSCI EAFE Index (Net), 38.9% Bloomberg US Aggregate Bond Index, 3.1% FTSE EPRA/NAREIT Global Index (Net), 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 6.9% Bloomberg US Government/Credit 1-5 Year Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 13.11% Q2 2020 Worst Quarter: (12.51%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	12.72%	5.38%	7.10%
After taxes on distributions	9.82%	3.41%	5.41%
After taxes on distributions and sale of shares	8.86%	3.71%	5.21%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2025 Composite Index(1)	12.65%	5.81%	7.48%

(1)
The Target 2025 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 26.9% S&P 500® Index, 1.5% Russell Midcap® Index, 2.1% Russell 2000® Index, 10.4% MSCI EAFE Index (Net), 38.9% Bloomberg US Aggregate Bond Index, 3.1% FTSE EPRA/NAREIT Global Index (Net), 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 6.9% Bloomberg US Government/Credit 1-5 Year Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2030 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 34.0% S&P 500® Index, 1.5% Russell Midcap® Index, 3.4% Russell 2000® Index, 15.2% MSCI EAFE Index (Net), 28.9% Bloomberg US Aggregate Bond Index, 3.9% FTSE EPRA/NAREIT Global Index (Net), 0.8% MSCI Emerging Markets Index (Net), 2.3% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.9% Bloomberg Global Aggregate ex- US Hedged Index, 4.6% Bloomberg US Government/Credit 1-5 Year Index, and 1.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 15.14% Q2 2020 Worst Quarter: (15.18%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.14%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	14.87%	6.64%	8.08%
After taxes on distributions	12.47%	4.85%	6.40%
After taxes on distributions and sale of shares	9.99%	4.77%	6.03%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2030 Composite Index(1)	14.76%	7.16%	8.53%

(1)
The Target 2030 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 34.0% S&P 500® Index, 1.5% Russell Midcap® Index, 3.4% Russell 2000® Index, 15.2% MSCI EAFE Index (Net), 28.9% Bloomberg US Aggregate Bond Index, 3.9% FTSE EPRA/NAREIT Global Index (Net), 0.8% MSCI Emerging Markets Index (Net), 2.3% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.9% Bloomberg Global Aggregate ex- US Hedged Index, 4.6% Bloomberg US Government/Credit 1-5 Year Index, and 1.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2035 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 39.0% S&P 500® Index, 1.7% Russell Midcap® Index, 4.4% Russell 2000® Index, 18.3% MSCI EAFE Index (Net), 21.4% Bloomberg US Aggregate Bond Index, 4.5% FTSE EPRA/NAREIT Global Index (Net), 1.7% MSCI Emerging Markets Index (Net), 0.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.1% Bloomberg Global Aggregate ex- US Hedged Index, 3.1% Bloomberg US Government/Credit 1-5 Year Index, and 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 16.68% Q2 2020 Worst Quarter: (17.23%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(17.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	16.50%	7.53%	8.78%
After taxes on distributions	14.51%	6.03%	7.31%
After taxes on distributions and sale of shares	10.81%	5.55%	6.68%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2035 Composite Index(1)	16.35%	8.12%	9.31%

(1)
The Target 2035 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 39.0% S&P 500® Index, 1.7% Russell Midcap® Index, 4.4% Russell 2000® Index, 18.3% MSCI EAFE Index (Net), 21.4% Bloomberg US Aggregate Bond Index, 4.5% FTSE EPRA/NAREIT Global Index (Net), 1.7% MSCI Emerging Markets Index (Net), 0.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.1% Bloomberg Global Aggregate ex- US Hedged Index, 3.1% Bloomberg US Government/Credit 1-5 Year Index, and 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2040 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 42.7% S&P 500® Index, 1.8% Russell Midcap® Index, 5.2% Russell 2000® Index, 20.8% MSCI EAFE Index (Net), 15.8% Bloomberg US Aggregate Bond Index, 4.9% FTSE EPRA/NAREIT Global Index (Net), 2.6% MSCI Emerging Markets Index (Net), 3.2% Bloomberg Global Aggregate ex-US Hedged Index, 2.1% Bloomberg US Government/Credit 1-5 Year Index, and 1.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 17.97% Q2 2020 Worst Quarter: (18.95%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	17.72%	8.25%	9.34%
After taxes on distributions	15.69%	6.60%	7.69%
After taxes on distributions and sale of shares	11.68%	6.13%	7.12%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2040 Composite Index(1)	17.68%	8.88%	9.95%

(1)
The Target 2040 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 42.7% S&P 500® Index, 1.8% Russell Midcap® Index, 5.2% Russell 2000® Index, 20.8% MSCI EAFE Index (Net), 15.8% Bloomberg US Aggregate Bond Index, 4.9% FTSE EPRA/NAREIT Global Index (Net), 2.6% MSCI Emerging Markets Index (Net), 3.2% Bloomberg Global Aggregate ex-US Hedged Index, 2.1% Bloomberg US Government/Credit 1-5 Year Index, and 1.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2045 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 45.6% S&P 500® Index, 1.8% Russell Midcap® Index, 6.0% Russell 2000® Index, 22.8% MSCI EAFE Index (Net), 10.7% Bloomberg US Aggregate Bond Index, 5.3% FTSE EPRA/NAREIT Global Index (Net), 3.5% MSCI Emerging Markets Index (Net), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 1.4% Bloomberg US Government/Credit 1-5 Year Index, and 0.8% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 19.22% Q2 2020 Worst Quarter: (20.48%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	18.85%	8.81%	9.79%
After taxes on distributions	17.38%	7.52%	8.51%
After taxes on distributions and sale of shares	12.07%	6.65%	7.62%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2045 Composite Index(1)	18.83%	9.51%	10.45%

(1)
The Target 2045 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 45.6% S&P 500® Index, 1.8% Russell Midcap® Index, 6.0% Russell 2000® Index, 22.8% MSCI EAFE Index (Net), 10.7% Bloomberg US Aggregate Bond Index, 5.3% FTSE EPRA/NAREIT Global Index (Net), 3.5% MSCI Emerging Markets Index (Net), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 1.4% Bloomberg US Government/Credit 1-5 Year Index, and 0.8% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2050 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 47.2% S&P 500® Index, 1.9% Russell Midcap® Index, 6.8% Russell 2000® Index, 24.2% MSCI EAFE Index (Net), 6.9% Bloomberg US Aggregate Bond Index, 5.5% FTSE EPRA/NAREIT Global Index (Net), 4.5% MSCI Emerging Markets Index (Net), 1.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.9% Bloomberg US Government/Credit 1-5 Year Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 19.89% Q2 2020 Worst Quarter: (21.26%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	19.57%	9.22%	10.07%
After taxes on distributions	18.21%	7.87%	8.79%
After taxes on distributions and sale of shares	12.50%	6.98%	7.87%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2050 Composite Index(1)	19.69%	9.92%	10.75%

(1)
The Target 2050 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 47.2% S&P 500® Index, 1.9% Russell Midcap® Index, 6.8% Russell 2000® Index, 24.2% MSCI EAFE Index (Net), 6.9% Bloomberg US Aggregate Bond Index, 5.5% FTSE EPRA/NAREIT Global Index (Net), 4.5% MSCI Emerging Markets Index (Net), 1.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.9% Bloomberg US Government/Credit 1-5 Year Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2055 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 48.1% S&P 500® Index, 2.0% Russell Midcap® Index, 7.2% Russell 2000® Index, 25.0% MSCI EAFE Index (Net), 4.8% Bloomberg US Aggregate Bond Index, 5.6% FTSE EPRA/NAREIT Global Index (Net), 5.1% MSCI Emerging Markets Index (Net), 1.0% Bloomberg Global Aggregate ex-US Hedged Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 20.32% Q2 2020 Worst Quarter: (21.86%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	20.10%	9.37%	10.22%
After taxes on distributions	18.88%	8.09%	8.98%
After taxes on distributions and sale of shares	12.75%	7.12%	8.02%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2055 Composite Index(1)	20.18%	10.15%	10.95%

(1)
The Target 2055 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 48.1% S&P 500® Index, 2.0% Russell Midcap® Index, 7.2% Russell 2000® Index, 25.0% MSCI EAFE Index (Net), 4.8% Bloomberg US Aggregate Bond Index, 5.6% FTSE EPRA/NAREIT Global Index (Net), 5.1% MSCI Emerging Markets Index (Net), 1.0% Bloomberg Global Aggregate ex-US Hedged Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2060 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 48.7% S&P 500® Index, 2.0% Russell Midcap® Index, 7.5% Russell 2000® Index, 25.5% MSCI EAFE Index (Net), 3.2% Bloomberg US Aggregate Bond Index, 5.7% FTSE EPRA/NAREIT Global Index (Net), 5.6% MSCI Emerging Markets Index (Net), 0.7% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 20.90% Q2 2020 Worst Quarter: (22.45%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	20.67%	9.56%	10.57%
After taxes on distributions	19.63%	8.46%	9.53%
After taxes on distributions and sale of shares	12.98%	7.32%	8.36%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.33%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	1.54%
Target 2060 Composite Index(1)	20.53%	10.34%	11.12%

(1)
The Target 2060 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 48.7% S&P 500® Index, 2.0% Russell Midcap® Index, 7.5% Russell 2000® Index, 25.5% MSCI EAFE Index (Net), 3.2% Bloomberg US Aggregate Bond Index, 5.7% FTSE EPRA/NAREIT Global Index (Net), 5.6% MSCI Emerging Markets Index (Net), 0.7% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2065 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2065 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 49.2% S&P 500® Index, 2.1% Russell Midcap® Index, 7.8% Russell 2000® Index, 26.1% MSCI EAFE Index (Net), 1.5% Bloomberg US Aggregate Bond Index, 5.8% FTSE EPRA/NAREIT Global Index (Net), 6.0% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 11.12% Q4 2023 Worst Quarter: (15.41%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/25
	1 Year	Since Inception (2/25/21)
Before taxes	20.96%	9.22%
After taxes on distributions	20.10%	8.28%
After taxes on distributions and sale of shares	13.06%	7.06%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	12.78%
Bloomberg US Aggregate Bond Index	7.30%	0.25%
Target 2065 Composite Index(1)	20.87%	9.99%

(1)
The Target 2065 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2065 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 49.2% S&P 500® Index, 2.1% Russell Midcap® Index, 7.8% Russell 2000® Index, 26.1% MSCI EAFE Index (Net), 1.5% Bloomberg US Aggregate Bond Index, 5.8% FTSE EPRA/NAREIT Global Index (Net), 6.0% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus